RELATED PARTIES TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Management fees	$ 133,939	$ 244,120	$ 241,950